October 18, 2010
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	Consulting Group Capital Markets Funds (“Trust”) SEC File No. 811-06318
Ladies and Gentlemen:
We are filing today through the EDGAR system on behalf of the Trust, Post-Effective Amendment No. 54 to the Trust’s Registration Statement on Form N-1A (the “Amendment”). The Amendment has been electronically coded to show changes from the Prospectus and Statement of Additional Information, each dated January 4, 2010 and filed with the Securities and Exchange Commission (“Commission”) on December 29, 2009.
The Amendment is being filed under paragraph (a)(1) of Rule 485 under the Securities Act of 1933 and Rule 8b-16 under the Investment Company Act of 1940 for review and comment by the staff of the Commission. Pursuant to Rule 485(a)(1), the Trust has designated on the facing sheet to the Registration Statement that the Amendment become effective on December 29, 2010.
There are no fees required in connection with this filing. Please contact Suzan Barron (of Brown Brothers Harriman & Co., the Trust’s administrator) at 617-772-1616 if you have any questions or comments concerning this filing.

Very truly yours,
/s/ PAUL F GALLAGHER
Paul F. Gallagher
Chief Legal Officer

cc:	Steven Hartstein (via email) Timothy Levin, Esq. (via email)